Financial risk management objectives and policies - Unrealized Gains (Losses) in Fair Value of Hedging Instruments in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedges [line items]
Net gain (loss) on cross-currency swap designated as a cash flow hedge	$ (2.4)	$ (4.6)	$ 0.1
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net gain (loss) on cross-currency swap designated as a cash flow hedge	1.3	(0.7)	1.5
Tax (expense) recovery on cross-currency swap designated as a cash flow hedge	(0.2)	0.2	(0.5)
Foreign exchange risk | Cross currency swap | Net investment hedge
Disclosure of detailed information about hedges [line items]
Net gain (loss) on Euro-denominated cross-currency swap designated as a net investment hedge	(0.3)	3.5	(3.5)
Tax (expense) recovery on Euro-denominated cross-currency swap designated as a net investment hedge	$ (0.2)	$ (1.2)	$ 1.2